SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax payable	$ 3,357		$ 60,483	$ 3,358
Income tax assets	295,036		280,354	219,698
Domestic Country [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current income tax provision
Deferred tax assets
Deferred tax liabilities
Income tax payable
Income tax assets
Foreign Country [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current income tax provision			(118,991)	(96,712)
Deferred tax assets	326	42	324	43
Deferred tax liabilities	5,029	11,671	4,991	12,013
Income tax payable	3,357	3,358	60,483	3,358
Income tax assets	$ 295,036	$ 244,439	$ 280,354	$ 219,698